Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the accompanying consolidated financial statements and the related market or fair value. For derivative financial instruments, see Note 2 (“Fair Value Measurements”).

The disclosures do not include investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2014

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥16,079	¥16,079	¥275	¥15,804	¥0
Cash and cash equivalents	818,039	818,039	818,039	0	0
Restricted cash	87,035	87,035	87,035	0	0
Installment loans (net of allowance for probable loan losses)	2,246,143	2,274,922	0	120,583	2,154,339
Investment in securities:
Practicable to estimate fair value	984,541	991,846	230,505	671,023	90,318
Not practicable to estimate fair value*1	213,832	213,832	0	0	0
Other Assets:
Time deposits	23,521	23,521	0	23,521	0
Derivative assets*2	12,437	12,437	0	0	0
Liabilities:
Short-term debt	¥308,331	¥308,331	¥0	¥308,331	¥0
Deposits	1,206,413	1,206,642	0	1,206,642	0
Long-term debt	3,852,668	3,859,292	0	1,235,412	2,623,880
Other Liabilities:
Derivative liabilities*2	16,646	16,646	0	0	0

*1	The fair value of investment securities of ¥213,832 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 (“Fair Value Measurements”).

March 31, 2015

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Trading securities	¥1,190,131	¥1,190,131	¥50,902	¥1,139,229	¥0
Cash and cash equivalents	827,518	827,518	827,518	0	0
Restricted cash	85,561	85,561	85,561	0	0
Installment loans (net of allowance for probable loan losses)	2,420,932	2,439,904	0	231,565	2,208,339
Investment in securities:
Practicable to estimate fair value	1,481,162	1,495,540	130,519	1,239,124	125,897
Not practicable to estimate fair value*1	174,964	174,964	0	0	0
Other Assets:
Time deposits	13,761	13,761	0	13,761	0
Derivative assets*2	22,265	22,265	0	0	0
Reinsurance recoverables Investment contracts	115,116	116,229	0	0	116,229
Liabilities:
Short-term debt	¥284,785	¥284,785	¥0	¥284,785	¥0
Deposits	1,287,380	1,288,419	0	1,288,419	0
Policy liabilities and Policy account balances Investment contracts	298,132	303,359	0	0	303,359
Long-term debt	4,132,945	4,117,259	0	1,417,687	2,699,572
Other Liabilities:
Derivative liabilities*2	26,761	26,761	0	0	0

*1	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 (“Fair Value Measurements”).